Non-controlling interest (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Balance at January 1			$ 223,188	$ 14,216	$ 14,216
NCI arising on business combination			831	611
Loss for the period	$ (5,946)	$ (425)	(9,162)	(1,142)
Other comprehensive (loss)/income			5,969	159
Balance at September 30	220,826	$ 13,844	220,826	$ 13,844	223,188
FiberCo Solues de Infraestrutura S.A.
Disclosure of subsidiaries [line items]
Balance at January 1			205,433
Balance at September 30	$ 205,478		$ 205,478		$ 205,433
Proportion of ownership interest in subsidiary			51.00%
Proportion of ownership interests held by non-controlling interests			49.00%